Expense Example {- Fidelity SAI Short-Term Bond Fund} - NF_08.31 Fidelity SAI Bond Funds_Combo PRO-01 - Fidelity SAI Short-Term Bond Fund - Fidelity SAI Short-Term Bond Fund	Sep. 18, 2020 USD ($)
Expense Example:
1 year	$ 34
3 years	$ 106